Income Taxes - Summary of Current and Deferred Portions of Income Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current tax	¥ 14,723		¥ 4,185	¥ 11,814
Deferred taxation	(16,043)	$ (2,198)	(12,941)	42
Income tax expenses/(benefit)	¥ (1,320)	$ (181)	¥ (8,756)	¥ 11,856